FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity risk
Accounts payable and other	$ 10,482	$ 13,642
Account payables and other, contractual cash flows	10,482
Lease liabilities	1,676	1,710	$ 2,087
Lease liabilities, contractual cash flows	1,870
Borrowings	764	1,014	$ 1,758
Borrowings, contractual cash flows	825
Short-term liabilities	91,406	$ 46,976
Convertible Notes - Host
Liquidity risk
Convertible notes	16,948
Convertible notes, contractual cash flows	17,133
2026
Liquidity risk
Accounts payable and other	10,482
Lease liabilities	649
Borrowings	300
2026 | Convertible Notes - Host
Liquidity risk
Convertible notes	17,133
2027
Liquidity risk
Lease liabilities	440
Borrowings	300
2028 and Onward
Liquidity risk
Lease liabilities	781
Borrowings	$ 225